INCOME TAXES (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
INCOME TAXES
Schedule of Income Tax Payable

Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid. Income tax payable as of June 30, 2022 and 2021 comprises:

	June 30, 2022	June 30, 2021
Jinshang Leasing	$738	—
Total	$738	$—

Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid. Income tax payable as of June 30, 2021 and 2020 comprises:

	June 30, 2021	June 30, 2020
Jinshang Leasing	—	1,423,022
Total	$—	$1,423,022

Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid. Income tax payable as of June 30, 2020 and 2019 comprises:

	June 30, 2020	June 30, 2019
Jinshang Leasing	1,423,022	1,202,674
Total	$1,423,022	$1,202,674

Schedule of Components of Income Tax Expense (Benefit)

	For the year ended June 30,
	2022	2021
Current income tax benefit (expense)	$(738)	1,256,560
Deferred tax expense	—	(25,846,977)
Total expense for income taxes	$(738)	(24,590,417)

	For the year ended June 30,
	2021	2020
Current income tax benefit (expense)	1,256,560	(256,030)
Deferred tax (expense)benefit	(25,846,977)	4,255,391
Total (expense)credit for income taxes	(24,590,417)	3,999,361

	For the years ended June 30,
	2020	2019
Current income tax (expense)	(256,030)	(1,154,780)
Deferred tax benefit	4,255,391	20,055,500
Total credit for income taxes	3,999,361	18,900,720

Schedule of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	June 30, 2022	June 30, 2021
PRC statutory tax	25%	25%
Effect of non-deductible expenses	—	(14.6)%
Effect of non-taxable income	—	(6.9)%
Effect of preferential tax rate	(22.5)%	—
Others	—%	147.9%
Effective tax rate	2.5%	151.4%

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	June 30, 2021	June 30, 2020
PRC statutory tax	25%	25%
Effect of non-deductible expenses	(14.6)%	(30.3)%
Effect of non-taxable income	(6.9)%	3.7%
Others	147.9%	(23.4)%
Effective tax rate	151.4%	(25.0)%

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	June 30, 2020	June 30, 2019
PRC statutory tax	25%	25.0%
Effect of non-deductible expenses	(30.3)%	(27.4)%
Effect of non-taxable income	3.7%	0.5%
Others	(23.4)%	(22.9)%
Effective tax rate	(25.0)%	(24.8)%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax arose from the difference in tax and accounting base of the deductible lease payment receivable loss and difference in direct financing lease income recognition between PRC and U.S. GAAP.

	June 30, 2021	June 30, 2020
Deferred tax assets
Provision for direct financing lease	$—	$25,517,310
Direct financing lease income	—	(1,042,727)
Total deferred tax assets	—	24,474,583
Net total deferred tax assets	$—	$24,474,583

Deferred tax arose from the difference in tax and accounting base of the deductible lease payment receivable loss and difference in direct financing lease income recognition between PRC and U.S. GAAP.

	June 30, 2020	June 30, 2019
Deferred tax assets
Provision for direct financing lease	$25,517,310	$21,306,314
Direct financing lease income	(1,042,727)	(469,906)
Specific allowance on guarantee		—
Total deferred tax assets	24,474,583	20,836,408
Less: Valuation allowance		—
Less: Net off with deferred tax liabilities for financial reporting purposes		—
Nettotal deferred tax assets	$24,474,583	$20,836,408

Deferred tax liabilities
Guarantee paid on behalf of guarantee service customers loss	$—	$—
Commissions and fees on financial guarantee services	—	—
Direct financing lease income	—	—
Total deferred tax liabilities
Less: Net off with deferred tax assets for financial reporting purposes	—	—
Net total deferred tax liabilities	$—	$—